UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF
February 28, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 130.5%

Consumer Discretionary — 17.7%
Best Buy	2,999	$132,346
Carnival PLC	2,549	142,617
Coach	3,896	148,398
Darden Restaurants	1,805	134,797
Foot Locker	1,745	132,044
Ford Motor	10,823	135,612
Gap	5,907	146,612
General Motors (A)	3,777	139,145
Goodyear Tire & Rubber	4,258	149,243
Interpublic Group	4,331	104,377
Kohl's	2,695	114,861
Las Vegas Sands	2,476	131,104
Lear	996	141,422
Macy's (A)	3,712	123,313
News, Cl A (A)	11,267	144,443
Nordstrom	2,740	127,848
Omnicom Group	807	68,676
Target	1,821	107,020
Whirlpool	725	129,478
		2,453,356
Consumer Staples — 11.3%
Archer-Daniels-Midland	2,940	138,092
Bunge (A)	1,479	121,056
ConAgra Brands	3,367	138,754
CVS Caremark	1,692	136,341
Ingredion	870	105,174
JM Smucker	1,041	147,541
Kroger	3,816	121,349
Spectrum Brands Holdings (A)	875	118,755
Tyson Foods, Cl A	2,149	134,442
Walgreens Boots Alliance	1,588	137,171
Wal-Mart Stores	1,925	136,540
Whole Foods Market	4,231	129,765
		1,564,980
Energy — 9.6%
ConocoPhillips (A)	2,601	123,730
Devon Energy (A)	2,864	124,183
Helmerich & Payne	1,678	114,725
Hess (A)	2,084	107,201
Marathon Oil	7,399	118,384
Marathon Petroleum (A)	2,626	130,250
National Oilwell Varco	3,449	139,408
Noble Energy	2,400	87,384
Targa Resources (A)	2,306	130,289
Tesoro	1,485	126,507
Valero Energy (A)	1,933	131,347
		1,333,408
Financials — 20.8%
Aflac	1,906	137,899
Allstate	1,801	147,970
Ameriprise Financial (A)	1,195	157,142
Bank of America	5,939	146,575
Capital One Financial (A)	1,495	140,320
Cincinnati Financial	1,765	128,774
CIT Group	3,060	131,274
E*TRADE Financial *	3,772	130,172
FNF Group (A)	3,929	150,599
Hartford Financial Services Group	2,724	133,176
Loews	2,829	132,906
MetLife (A)	2,454	128,688
Principal Financial Group (A)	2,286	142,967
Progressive	3,086	120,910
Prudential Financial	1,260	139,280
Regions Financial (A)	9,167	139,980
Reinsurance Group of America, Cl A	1,059	137,734
State Street	1,692	134,869
Synchrony Financial (A)	3,628	131,479
TD Ameritrade Holding (A)	3,017	117,965
WR Berkley	2,016	143,176
		2,873,855
Health Care — 16.3%
Aetna (A)	1,064	137,001
AmerisourceBergen, Cl A	1,702	155,750
Amgen	924	163,114
Anthem	922	151,964
Cardinal Health (A)	1,836	149,395
Danaher	1,702	145,606
DaVita HealthCare Partners (A) *	2,073	143,887
Express Scripts Holding (A) *	1,947	137,556
Gilead Sciences	1,820	128,273
HCA Holdings (A) *	1,809	157,817
Laboratory Corp of America Holdings (A) *	676	96,168
McKesson (A)	944	141,723
Merck (A)	2,244	147,812
Pfizer	3,511	119,796
UnitedHealth Group	708	117,089
Universal Health Services, Cl B	1,252	157,251
		2,250,202
Industrials — 13.8%
Alaska Air Group	1,483	145,067
Boeing	853	153,736
Caterpillar	1,420	137,257
CSX	3,691	179,235
Cummins	972	144,332
Delta Air Lines	2,664	133,013
Emerson Electric	2,348	141,115
Fluor	2,494	138,142
Huntington Ingalls Industries	724	158,194
L3 Technologies	877	147,617
PACCAR	2,045	136,627
United Continental Holdings *	1,797	133,140
United Rentals *	1,260	161,318
		1,908,793
Information Technology — 21.2%
Amdocs (A)	1,945	117,964
Apple	1,015	139,045
CA (A)	4,160	134,243
Cisco Systems (A)	4,415	150,905
Citrix Systems *	1,357	107,135
Conduent *	3,002	48,302
Corning	5,066	139,872
eBay *	3,671	124,447
Harris	1,298	142,650
Hewlett Packard Enterprise (A)	5,653	129,001
HP (A)	8,845	153,638
Intel	3,653	132,239
International Business Machines	758	136,304
Juniper Networks (A)	2,408	67,424
Lam Research	352	41,726
LogMeIn (A)	232	21,286
Maxim Integrated Products (A)	3,407	150,930

WeatherStorm Forensic Accounting Long-Short ETF
February 28, 2017 (Unaudited)

Description	Shares/Number of Rights	Fair Value
Micron Technology *	5,760	$135,014
Microsoft	2,053	131,351
NetApp (A)	3,666	153,349
QUALCOMM	1,996	112,734
VMware, Cl A *	1,674	150,476
Western Digital	1,912	146,994
Western Union	2,724	53,500
Xerox	15,011	111,682
		2,932,211
Materials — 6.9%
Eastman Chemical	1,754	140,759
International Paper	2,472	130,274
Mosaic (A)	4,465	139,263
Newmont Mining	4,117	140,966
Nucor	2,170	135,777
Steel Dynamics	3,620	132,492
WestRock (A)	2,569	138,007
		957,538
Real Estate — 3.0%
HCP ‡,(A)	4,568	149,785
Host Hotels & Resorts ‡,(A)	7,075	127,279
VEREIT ‡,(A)	15,976	144,902
		421,966
Telecommunication Services — 4.7%
AT&T (A)	3,147	131,513
CenturyLink	5,556	134,788
Sprint (A) *	15,444	136,062
T-Mobile US *	2,302	143,944
Verizon Communications (A)	2,187	108,541
		654,848
Utilities — 5.2%
Ameren	423	23,134
CenterPoint Energy (A)	5,420	148,074
Edison International	867	69,135
Entergy (A)	1,838	140,901
Exelon (A)	3,792	139,204
FirstEnergy	4,289	139,092
UGI	1,250	60,288
		719,828

Total Common Stock
(Cost $16,758,483)		18,070,985

RIGHTS — 0.0%
Safeway CVR - Casa Ley (B) *	932	946
Safeway CVR - PDC (B) *	932	46
Total Rights (Cost $–)		992

Total Investments - 130.5%
(Cost $16,758,483)†		$18,071,977
SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (30.9)%

Consumer Discretionary — (7.5)%
CarMax*	(1,566)	$(101,069)
Charter Communications, Cl A*	(322)	(104,025)
Chipotle Mexican Grill, Cl A*	(157)	(65,742)
Domino's Pizza	(578)	(109,710)
Hanesbrands	(3,463)	(69,295)
Liberty Broadband, Cl A*	(1,377)	(116,026)
LKQ*	(2,480)	(78,319)
Netflix*	(785)	(111,572)
Priceline Group*	(61)	(105,172)

Description	Shares	Fair Value

Ulta Salon Cosmetics & Fragrance*	(390)	$(106,638)
Under Armour, Cl C*	(3,996)	(74,166)
		(1,041,734)
Consumer Staples — (2.9)%
Brown-Forman, Cl B	(2,237)	(109,076)
Constellation Brands, Cl A	(535)	(84,963)
Monster Beverage*	(2,210)	(91,583)
Reynolds American	(1,791)	(110,272)
		(395,894)
Energy — (1.4)%
Cabot Oil & Gas	(3,396)	(74,372)
Cheniere Energy*	(2,412)	(115,897)
		(190,269)
Financials — (3.6)%
Alexandria Real Estate Equities‡	(77)	(9,187)
First Republic Bank	(1,094)	(102,650)
Intercontinental Exchange	(1,613)	(92,151)
Markel*	(97)	(95,034)
MSCI, Cl A	(1,040)	(98,373)
Wells Fargo	(1,798)	(104,068)
		(501,463)
Health Care — (5.7)%
BioMarin Pharmaceutical*	(1,183)	(111,119)
Edwards Lifesciences*	(1,078)	(101,375)
Illumina*	(107)	(17,912)
Incyte*	(982)	(130,704)
Regeneron Pharmaceuticals*	(260)	(97,110)
Seattle Genetics*	(1,922)	(126,179)
Vertex Pharmaceuticals*	(1,338)	(121,250)
Zoetis, Cl A	(1,569)	(83,644)
		(789,293)
Industrials — (3.4)%
Acuity Brands	(427)	(90,225)
Cintas	(863)	(101,843)
Equifax	(677)	(88,761)
TransDigm Group	(401)	(101,934)
Verisk Analytics, Cl A*	(1,036)	(85,905)
		(468,668)
Information Technology — (2.3)%
Facebook, Cl A*	(687)	(93,116)
Global Payments	(1,423)	(113,399)
Visa, Cl A	(1,284)	(112,915)
		(319,430)
Materials — (2.2)%
Ball	(1,316)	(96,765)
Southern Copper	(3,119)	(114,343)
Vulcan Materials	(790)	(95,282)
		(306,390)
Real Estate — (1.9)%
American Tower, Cl A‡	(723)	(82,993)
Equinix‡	(282)	(106,052)
Vornado Realty Trust‡	(676)	(74,272)
		(263,317)

Total Common Stock
(Proceeds $4,229,254)		(4,276,458)

Total Securities Sold Short - (30.9)%
(Proceeds $4,229,254)††		$(4,276,458)

Percentages are based on Net Assets of $13,845,098.

WeatherStorm Forensic Accounting Long-Short ETF
February 28, 2017 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Expiration date is unavailable.
†	At February 28, 2017, the tax basis cost of the Fund's investments was $16,758,483, and the unrealized appreciation and depreciation were $1,657,554 and $(344,060), respectively.
††	At February 28, 2017, the tax basis cost of the Fund's securities sold short was $(4,229,254), and the unrealized appreciation and depreciation were $228,014 and$(275,218), respectively.

Cl — Class
CVR — Contingent Value Right
PDC — Property Development Center
PLC — Public Limited Company

The following is a list of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$18,070,985	$—	$—	$18,070,985
Rights	—	—	992	992
Total Investments in Securities	$18,070,985	$—	$992	$18,071,977

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(4,276,458)	$—	$—	$(4,276,458)
Total Securities Sold Short	$(4,276,458)	$—	$—	$(4,276,458)

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-0900

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2017

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: April 26, 2017